FINANCIAL INSTRUMENTS (Schedule of currency swap transactions) (Details) - Jun. 30, 2022 - Designated as hedging instrument kr in Millions, $ in Millions	USD ($)	NOK (kr)
Cross Currency Interest Rate Contract
Derivative [Line Items]
Derivative, notional amount	$ 76.8	kr 600
Cross Currency Interest Rate Contract 2
Derivative [Line Items]
Derivative, notional amount	11.3	100
Cross Currency Interest Rate Contract 3
Derivative [Line Items]
Derivative, notional amount	80.5	700
Cross Currency Interest Rate Contract 4
Derivative [Line Items]
Derivative, notional amount	$ 67.5	kr 600